Assets Measured at Fair Value on Nonrecurring Basis (Detail) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2013 Computer software USD ($)	Dec. 31, 2013 Computer software CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure Acquired customer relationships CNY	Mar. 31, 2013 Carrying (Reported) Amount, Fair Value Disclosure Computer software CNY	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring USD ($)	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Carrying (Reported) Amount, Fair Value Disclosure Acquired customer relationships CNY	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring Carrying (Reported) Amount, Fair Value Disclosure Computer software CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill							598,358						564,841	598,358
Intangible assets								10,910	2,613						10,910	2,613
Loss on Goodwill	0	33,517										33,517
Loss on impairment of intangible assets	2,613	10,910	1,751	10,910	432	2,613				432	2,613	10,910
Total assets measured at fair value on nonrecurring basis										$ 432	2,613	44,427